ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Accounts Payable And Accrued Liabilities Details
Accounts Payable	$ 596,712	$ 432,467	$ 404,986
Professional services (legal, audit, financial)	28,000	45,000	15,000
Other	144,693	120,762	70,447
Accounts Payable, Net	$ 769,405	$ 598,229	$ 490,433